Share Capital (Tables)	6 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Share Capital
	December 31, 2024		June 30, 2024
	Number of shares	Amount	Number of shares	Amount
		RM		RM
Issued and fully paid ordinary shares
As at the beginning and end of the period/year	26,437,500	23,308,795	26,437,500	23,308,795